Note 8 - Share Capital and Share-based Payments	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
8	Share capital and share-based payments

a)	Share capital

As at December 31, 2022, the Company had an unlimited number of common shares authorized for issuance (2021 – unlimited) and 56,808,921 common shares outstanding (2021 – 60,733,803) (without par value).

b)	Equity financings

On June 14, 2021, the Company closed a public offering comprised of 5,665,025 common shares issued from treasury and offered by the Company at a price of US$10.15 ($12.25) per share for gross proceeds to the Company of US$57,500,003 ($69,396,556). The offering was completed by a syndicate of underwriters. In consideration for their services, the underwriters received aggregate compensation equal to 5.5% of the gross proceeds of the offering. The Company incurred additional share issuance costs of $1,640,742 in connection with the offering which was recorded as a reduction of equity.

c)	Stock Option Plan and Omnibus Incentive Plan

The Company has a stock option plan (the “Stock Option Plan”), a deferred share unit plan (the “Deferred Share Unit Plan”) and an omnibus long-term incentive plan (the “Omnibus Incentive Plan”). Since the adoption of the Omnibus Incentive Plan by shareholders on June 16, 2020, the Company has stopped issuing new stock options under its Stock Option Plan and new DSUs under its Deferred Share Unit Plan. Previously issued stock options and DSUs remain outstanding and are governed by the plans under which they were initially issued.

Under the Stock Option Plan, the Board of Directors granted stock options to employees, officers, directors and consultants of the Company. The expiry date of options granted under the Stock Option Plan typically did not exceed five years from the grant date. The vesting schedule was at the discretion of the Board of Directors and was generally annually over a three-year period. The exercise price of options was equal to the market price per share on the day preceding the grant date.

The Omnibus Incentive Plan allows for a variety of equity-based awards to be granted to officers, directors, employees, and consultants (in the case of stock options, PSUs and RSUs) and non-employee directors (in the case of DSUs). Stock options, PSUs, RSUs and DSUs are collectively referred to herein as “Awards”. Each Award represents the right to receive common shares, or in the case of PSUs, RSUs and DSUs, common shares or cash, in accordance with the terms of the Omnibus Incentive Plan.

The maximum number of common shares reserved for issuance, in the aggregate, under the Omnibus Incentive Plan, the Stock Option Plan, the Deferred Share Unit Plan of the Company and any other security-based compensation arrangement, collectively, is 15% of the aggregate number of common shares issued and outstanding from time to time.

As at December 31, 2022, the Company was entitled to issue a maximum of 8,521,338 equity-based awards, collectively under the Omnibus Incentive Plan, the existing Stock Option Plan, the existing DSU Plan and any other security-based compensation arrangement.

The following table summarizes the continuity of options issued under the Stock Option Plan:

		December 31, 2022		December 31, 2021

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding – beginning of year	1,094,001	$1.90	1,865,519	$1.69
Granted	-	-	3,333	1.06
Forfeited or cancelled	(141,666)	4.06	(29,334)	1.06
Exercised	(247,866)	1.51	(745,517)	1.41

Outstanding – end of year	704,469	1.60	1,094,001	1.90

Options exercisable – end of year	661,135	1.60	877,001	1.99

The following table summarizes the continuity of options issued under the Omnibus Incentive Plan:

		December 31, 2022		December 31, 2021

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding – beginning of year	23,334	$2.09	35,000	$2.09
Exercised	-	-	(11,666)	2.09

Outstanding – end of year	23,334	2.09	23,334	2.09

Options exercisable – end of year	11,668	2.09	-	-

A combined summary of the Company’s stock options outstanding under the above plans is as follows:

		December 31, 2022

Range of exercise prices $	Number of options	Weighted average remaining contractual life (years)	Weighted average number of options exercisable

0.96	3,333	0.67	3,333
1.06	15,134	0.75	15,134
1.13	55,000	2.42	55,000
1.14	10,000	0.92	10,000
1.15	20,000	1.92	20,000
1.27	3,334	1.67	3,334
1.55	36,333	1.42	36,333
1.59	143,334	2.17	100,000
1.71	378,001	1.25	378,001
1.94	40,000	0.92	40,000
2.09	23,334	2.67	11,668

	727,803		672,803

	December 31, 2021

Range of exercise prices $	Number of options	Weighted average remaining contractual life (years)	Weighted average number of options exercisable

0.96	3,333	1.67	3,333
1.06	74,634	1.75	74,634
1.13	68,333	3.42	55,000
1.14	10,000	1.92	10,000
1.15	20,000	2.92	13,333
1.27	8,334	2.67	5,000
1.55	58,033	2.42	18,700
1.59	185,000	3.17	51,668
1.71	506,334	2.25	485,333
1.94	40,000	0.92	40,000
2.09	23,334	3.67	-
4.12	7,500	0.42	7,500
4.47	22,500	0.67	22,500
4.60	90,000	0.25	90,000

	1,117,335		877,001

During the year ended December 31, 2022, the Company recorded share-based compensation expense under the Black-Scholes option pricing model, related to stock options, DSUs and RSUs granted to employees, officers, directors and consultants of the Company of $5,850,615 (2021 – $4,132,017).

During the year ended December 31, 2022, the Company granted nil (2021 – 3,333) stock options to employees, officers, directors, and consultants of the Company. Of those stock options, nil (2021 – nil) stock options were granted to officers or employees of the Company. Nil (2021 – 3,333) stock options were granted to consultants as compensation for services rendered.

During the year ended December 31, 2022, 247,866 stock options under the Stock Option Plan were exercised at a weighted average exercise price of $1.51 per option, for gross proceeds of $374,037 (2021 – 745,517 were exercised at a weighted average price of $1.41 for gross proceeds of $1,054,673) and nil (2021 – 11,666) stock options under the Omnibus Incentive Plan were exercised.

Share-based compensation expense was determined based on the fair value of the options at the date of measurement using the Black-Scholes option pricing model with the weighted average assumptions for stock options granted during the year ended December 31, 2021 as follows:

2021

Weighted average grant date fair value of options granted	$1.45
Weighted average assumptions used
Expected option life	5 years
Risk-free interest rate	1.45%
Expected volatility	87%

The expected volatility was estimated based on the historical volatility of the Company’s common shares that covers the expected life of the options granted. The expected option life was estimated based on historical data and represents the numbers of years the stock options are expected to be outstanding. The risk-free rate was estimated based on the Government of Canada marketable bonds with a term that covers the expected life of the options granted.

d)	Deferred share units

During the year ended December 31, 2022, the Company issued a total of 166,432 (2021 – 63,876) DSUs, of which 144,693 were issued to directors with one year vesting periods and 21,739 were issued to consultants of the Company, vesting every year in the measure of one third. During the year ended December 31, 2022, 183,505 DSUs were exercised (2021 – 578,053).

e)	Restricted share units

During the year ended December 31, 2022, the Company issued 3,057,160 (2021 – 952,967) RSUs to employees, officers, and consultants of the Company. During the year ended December 31, 2022, 347,527 (2021 – 271,697) RSUs were exercised.

f)	Repurchase of shares for cancellation under NCIB

On May 16, 2022, the Company commenced a normal course issuer bid (“NCIB”) to purchase for cancellation up to 5,500,000 of its outstanding common shares.

During the year ended December 31, 2022, the Company repurchased 4,703,780 common shares at an average price of $3.08 per share totaling $14,499,975.

g)	Restatement of previously issued financial statements

During the preparation of the 2022 annual financial statements, the Company determined that the Share-based compensation expense related to RSUs and DSUs was not being recorded properly starting prior to January 1, 2021. The effect of this error is an overstatement of the Share-based compensation expense and an overstatement of the Contributed surplus balance. The item impacted the Company’s reported net income, but did not impact its cash flows.

In addition, the Company determined that Contributed surplus was not being transferred to Share capital when stock options were exercised starting prior to January 1, 2021. The effect of this error is an overstatement of the Contributed surplus balance and an understatement of the Common share balance. The item did not impact the Company’s reported net income or cash flows.

The Company concluded that the above errors were material to the previously issued consolidated financial statements and as such, the Company has restated its comparative consolidated financial statements, as applicable. The following table presents the impact of the restatements on the Company’s comparative Consolidated Statements of Comprehensive Income (Loss) for the year ended December 31, 2021:

	As Reported	As Restated
Share-based compensation expense	$5,329,438	$4,132,017
Operating expenses	54,179,358	52,981,937
Income from operations	9,385,611	10,583,032
Net income before income taxes	11,706,427	12,903,848
Net income for the year	10,555,510	11,752,931
Basic and diluted net income per share	0.18	0.20
Comprehensive income for the year	10,586,679	11,784,100

The following table presents the impact of the restatements on the Company’s comparative Consolidated Statement of Changes in Shareholders’ Equity as at December 31, 2021:

	As Reported	As Restated
Common shares	$124,036,377	$126,736,698
Contributed surplus	10,620,976	6,461,456
Deficit	22,047,563	20,588,364

The cumulative impact of the restatement to Shareholders’ equity as of January 1, 2021 was an increase of $1,912,607 to Common Shares, a decrease to Contributed Surplus of $2,174,385, and a decrease to Deficit of $261,778.